Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash	$ 7,470	$ 243,753	$ 2,236,837
Accounts receivable	185,419	157,082	37,243
Inventories	1,307,727	1,480,380	340,425
Deposits and other assets	119,066	119,066	90,831
Prepaid expenses	45,096	24,083	22,838
Total current assets	1,664,778	2,024,364	2,728,174
PROPERTY AND EQUIPMENT, net			1,901
INTANGIBLE ASSETS, net	427,621	434,534	426,610
RIGHT TO USE LEASED ASSETS	22,015
TOTAL ASSETS	2,114,414	2,458,898	3,156,685
CURRENT LIABILITIES
Accrued payroll and payroll related expenses, current portion	3,471,812	3,428,011	3,404,610
Accounts payable and accrued expenses	1,706,117	1,996,097	603,391
Fees payable to directors	418,546	418,546	418,546
Accrued separation costs, current portion	9,000	9,000
Current portion of related party notes payable	575,000
Related party convertible note payable	537,848
Convertible notes payable, net of discount	256,698
Employee settlement	50,000	50,000	50,000
Lease liability, current portion	17,129
Derivative liability on convertible note payable	246,414
Total current liabilities	7,288,564	5,901,654	4,476,547
NON-CURRENT LIABILITIES
Related party notes payable, net of current portion	1,000,000
Accrued separation costs, less current portion	85,885	92,635	85,615
Lease liability, less current portion	4,886
Total non-current liabilities	1,090,771	92,635
COMMITMENTS AND CONTINGENCIES
Total liabilities	8,379,335	5,994,289	4,562,162
STOCKHOLDERS' DEFICIT
Preferred Stock, value
Common stock, value	137,262	133,889	122,675
Additional paid-in-capital	59,191,875	58,274,038	56,401,069
Deferred compensation			(10,125)
Accumulated deficit	(65,594,058)	(61,943,318)	(57,919,096)
Total stockholders' deficit	(6,264,921)	(3,535,391)	(1,405,477)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 2,114,414	$ 2,458,898	$ 3,156,685